Customer deposits (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Customer Deposits [Line Items]
Advances for real estate properties under development	1,021,782,194	$ 846,248,749
Add: increase in revenue recognized in excess of amounts received from customers	6,346,284	4,120,798
Less: recognized as progress billings (see Note 4)	(920,965,080)	(775,084,144)
Total net balance	107,163,398	$ 75,285,403
Minimum [Member]
Customer Deposits [Line Items]
Customer deposits backed by mortgage loans, percentage	40.00%
Maximum [Member]
Customer Deposits [Line Items]
Customer deposits backed by mortgage loans, percentage	80.00%